Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GoodHaven Funds Trust
Entity Central Index Key	0001661813
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
GoodHaven Fund
Shareholder Report [Line Items]
Fund Name	GoodHaven Fund
Class Name	GoodHaven Fund
Trading Symbol	GOODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the GoodHaven Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the most recent Shareholder letter, at https://www.goodhavenfunds.com/communications/. You can also request this information by contacting us at 1-855-654-6639.
Additional Information Phone Number	1-855-654-6639
Additional Information Website	https://www.goodhavenfunds.com/communications/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GoodHaven Fund	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s investments having the most positive impact on portfolio performance for the twelve-month period ending November 30, 2025 were: Alphabet, which rose amidst strong earnings, a positive outcome to a legal case, and a better overall outlook. Berkshire Hathaway rose amidst  continued solid operating earnings. The largest detractor was Builders FirstSource which declined amidst a weak single family home construction market and lower lumber prices.
The Fund’s turnover rate of 9%, a measure of how frequently assets within a fund are bought and sold by the manager, remains at reasonably low levels and is consistent with the strategies, generally long-term in nature, of GoodHaven Capital Management LLC, the Fund’s investment advisor.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
GoodHaven Fund (without sales charge)	1.13	16.08	10.64
S&P 500 TR	15.00	15.28	14.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.goodhavenfunds.com/performance/ for more recent performance information.
Net Assets	$ 261,686,649
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 2,406,699
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$261,686,649
Number of Holdings	26
Net Advisory Fee	$2,406,699
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)

Top 10 Issuers	(%)
Berkshire Hathaway, Inc. - Class B	16.9%
Alphabet, Inc. - Class C	10.3%
Bank of America Corp.	6.6%
United States Treasury Bills	6.3%
TerraVest Industries, Inc.	5.5%
Jefferies Financial Group, Inc.	5.3%
Chubb Ltd.	5.0%
EXOR NV	5.0%
Devon Energy Corp.	4.7%
Lennar Corp. - Class B	4.4%

Top Industries	(%)
Diversified Holding Companies	16.9%
Interactive Media & Services	10.3%
Oil & Gas Exploration & Production	8.9%
Property/Casualty Insurance	8.1%
Investment Management	7.7%
Banks-Diversified	7.5%
Oil & Gas Equipment & Services	5.5%
Capital Markets	5.3%
Home Builder	5.2%
Cash & Other	24.6%

Updated Prospectus Web Address	https://www.goodhavenfunds.com/